Segmented information - Information about major customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SEGMENTED INFORMATION
Revenues	$ 643.4	$ 630.6
Major Customer
SEGMENTED INFORMATION
Percentage of entity's revenue	91.40%	89.00%
Customer
SEGMENTED INFORMATION
Revenues	$ 587.9	$ 558.2
New Afton
SEGMENTED INFORMATION
Revenues	274.7	271.7
New Afton | Customers one
SEGMENTED INFORMATION
Revenues	154.2	100.9
New Afton | Customers two
SEGMENTED INFORMATION
Revenues	93.7	99.2
Rainy River
SEGMENTED INFORMATION
Revenues	368.7	358.9
Rainy River | Customers one
SEGMENTED INFORMATION
Revenues	139.0	128.9
Rainy River | Customers two
SEGMENTED INFORMATION
Revenues	133.2	126.7
Rainy River | Customers three
SEGMENTED INFORMATION
Revenues	$ 67.8	$ 102.5